Equity Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Equity Accounted Investees

As of December 31, 2018 and 2017, Company’s equity accounted investees are as follows:

			Ownership Percentage		Carrying Value
Investee	Principal Activity	Place of Incorporation	December 31, 2018	December 31, 2017	December 31, 2018		December 31, 2017
Heineken (1)(2)	Beverages	The Netherlands	14.8%	14.8%	Ps.	83,461	Ps.	83,720
Coca-Cola FEMSA:
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%		1,550		2,036
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		162		153
Fountain Agua Mineral, L.T.D.A	Beverages	Brazil	50.0%	50.0%		826		784
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)	Sugar production	Mexico	36.4%	36.4%		3,120		2,933
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)	Canned bottling	Mexico	26.5%	26.5%		179		177
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		129		121
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	26.3%	26.3%		1,571		1,560
KSP Partiçipações, L.T.D.A.	Beverages	Brazil	31.4%	38.7%		104		117
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	24.7%	24.7%		2,084		3,001
UBI 3 Participações L.T.D.A. (“ADES”)	Beverages	Brazil	26.0%	26.0%		7		391
Other investments in Coca-Cola FEMSA’s companies	Various	Various	Various	Various		786		228
FEMSA Comercio:
Café del Pacífico, S.A.P.I. de C.V. (“CAFFENIO”) (4)	Coffee	Mexico	—	40.0%		—		539
Other investments (1) (3)	Various	Various	Various	Various		336		337

					Ps.	94,315	Ps.	96,097

(1)	Associate.
(2)

As of December 31, 2018 comprised of 8.63% of Heineken, N.V. and 12.26% of Heineken Holding, N.V., which represents an economic interest of 14.76% in Heineken Group. The Company has significant influence, mainly, due to the fact that it participates in the Board of Directors of Heineken Holding, N.V. and the Supervisory Board of Heineken N.V.; and for the material transactions between the Company and Heineken Group.

(3)	Joint ventures.
(4)

Associate until May 22, 2018, date in which the Company acquired an additional 10% of participation in Caffenio reaching an amount of 50% of ownership and, through an agreement with other shareholders the Company assumed control of the subsidiary.

Summarized Financial Information in Respect of Associate Accounted for Under Equity Method

Summarized financial information in respect of the associate Heineken Group accounted for under the equity method is set out below.

	December 31, 2018				December 31, 2017
Amounts in millions	Peso		Euro		Peso		Euro
Total current assets	Ps.	204,422	€.	9,070	Ps.	194,429	€.	8,248
Total non-current assets		741,195		32,886		772,861		32,786
Total current liabilities		235,525		10,450		246,525		10,458
Total non-current liabilities		359,846		15,966		378,463		16,055
Total equity		350,245		15,540		342,302		14,521
Equity attributable to equity holders		323,605		14,358		314,017		13,321
Total revenue and other income	Ps.	517,115	€.	22,546	Ps.	493,488	€.	21,750
Total cost and expenses		445,165		19,409		417,434		18,398
Net income	Ps.	48,051	€.	2,095	Ps.	48,850	€.	2,153
Net income attributable to equity holders		43,647		1,903		43,903		1,935
Other comprehensive income		(1,170)		(51)		(26,524)		(1,169)
Total comprehensive income	Ps.	46,881	€.	2,044	Ps.	22,326	€.	984
Total comprehensive income attributable to equity holders		42,386		1,848		19,989		881

Reconciliation from Equity of Associate to Investment of Company

Reconciliation from the equity of the associate Heineken Group to the investment of the Company.

	December 31, 2018				December 31, 2017
Amounts in millions	Peso		Euro		Peso		Euro
Equity attributable to equity holders of Heineken	Ps.	323,608	€.	14,358	Ps.	314,018	€.	13,321
Economic ownership percentage		14.76%		14.76%		14.76%		14.76%

Investment in Heineken investment exclusive of goodwill and other adjustments	Ps.	47,765	€.	2,119	Ps.	46,349	€.	1,966
Effects of fair value determined by purchase price allocation		15,846		703		16,610		705
Goodwill		19,850		881		20,761		881

Heineken investment	Ps.	83,461	€.	3,703	Ps.	83,720	€.	3,552

Schedule of Company's Share of Other Comprehensive Income from Equity Investees, Net of Taxes

For the year ended December 31, 2018, 2017 and 2016, the Company’s share of other comprehensive income from equity investees, net of taxes are as follows:

	2018		2017		2016
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments	Ps.	(355)	Ps.	252	Ps.	614
Exchange differences on translating foreign operations		(6)		(2,265)		(2,842)

Total	Ps.	(361)	Ps.	(2,013)	Ps.	(2,228)

Items that may not be reclassified to consolidated net income in subsequent periods:

Remeasurements of the net defined benefit liability	Ps.	597	Ps.	69	Ps.	(1,004)